RISK MANAGEMENT AND FINANCIAL INSTRUMENTS (Details - Cash obligations) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	$ 542	$ 467
Financial instrument liabilities	270	228
Due to related parties	112	76
Other long-term liabilities - concession payments	344	310
Long-term debt and credit facilities	11,842	10,260
Interest payable on long-term debt	4,255	3,859
Cash obligations	17,035	14,906
Concession Payments
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Other long-term liabilities - concession payments	14	16
Less than 1 Year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	542	467
Financial instrument liabilities	184	156
Due to related parties	112	76
Long-term debt and credit facilities	1,676	1,034
Interest payable on long-term debt	634	589
Cash obligations	3,149	2,323
Less than 1 Year | Concession Payments
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Other long-term liabilities - concession payments	1	1
Between 2-5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial instrument liabilities	62	66
Due to related parties		0
Long-term debt and credit facilities	4,587	3,970
Interest payable on long-term debt	1,924	1,821
Cash obligations	6,576	5,861
Between 2-5 years | Concession Payments
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Other long-term liabilities - concession payments	3	4
Greater than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial instrument liabilities	24	6
Due to related parties		0
Long-term debt and credit facilities	5,579	5,256
Interest payable on long-term debt	1,697	1,449
Cash obligations	7,310	6,722
Greater than 5 years | Concession Payments
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Other long-term liabilities - concession payments	$ 10	$ 11